Note 6 - Income Taxes (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent						34.00%
Income Tax Expense (Benefit), Total	$ 0	$ 0	$ 0	$ 0		$ 0
Valuation Allowance Percentage	100.00%		100.00%			100.00%
State and Local Income Tax Expense (Benefit), Continuing Operations, Total						$ 0
Federal Income Tax Expense (Benefit), Continuing Operations, Total						0
Domestic Tax Authority [Member]
Operating Loss Carryforwards, Total						34,500,000	$ 30,900,000
Operating Loss Carryforwards, Valuation Allowance, Total						7,400,000	10,700,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Total						12,200,000	13,000,000
Operating Loss Carryforwards, Valuation Allowance, Total						$ 200,000	$ 200,000
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					21.00%